Description of Organization, Business Operations and Going Concern (Details) - Part-1 - USD ($)			6 Months Ended	10 Months Ended	12 Months Ended
	Feb. 05, 2024	Aug. 09, 2022	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2024
Description of Organization, Business Operations and Going Concern (Details) - Part-1 [Line Items]
Date of incorporation			Mar. 11, 2022		Mar. 11, 2022
Sale of stock, price per share (in Dollars per share)					$ 9.2
Gross proceeds from private placement				$ 6,343,750
Shares issued price per share (in Dollars per share)			$ 10.25
Transaction costs			$ 6,637,645		$ 6,637,645
Deferred underwriting fees			4,025,000
Representative shares issued, value			67,275	$ 67,275	67,275
Other offering costs			590,370		590,370
Cash held outside trust account			$ 1,384,834		$ 284,394
Percentage of fair market value			80.00%		80.00%
Net tangible assets						$ 5,000,001
Percentage of public shares redeem	100.00%		15.00%		15.00%
Cash underwriting fees			$ 1,955,000
Deposit			$ 379,500		$ 379,500
Deposits asset price per share (in Dollars per share)			$ 0.033		$ 0.033
Business combination consummation month	10 days				10 years
Interest to pay dissolution expenses	$ 100,000				$ 100,000
Minimum [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-1 [Line Items]
Net tangible assets					$ 5,000,001
Sponsor [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-1 [Line Items]
Shares issued price per share (in Dollars per share)			$ 10.25		$ 10.25
Post Business Combination [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-1 [Line Items]
Business acquisition percentage					50.00%
Percentage of business combination acquires			50.00%
Class A Common Stock [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-1 [Line Items]
Sale of stock, price per share (in Dollars per share)					$ 18
IPO [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-1 [Line Items]
Gross proceeds from initial public offering		$ 115,000,000
Net proceeds		$ 117,875,000	$ 117,875,000
Shares issued price per share (in Dollars per share)		$ 10.25	$ 10		$ 10
Cash underwriting fees					$ 1,955,000
Deferred underwriting fees					4,025,000
Cash held outside trust account			$ 1,384,834		$ 284,394
IPO [Member] | Public Stockholders [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-1 [Line Items]
Shares issued price per share (in Dollars per share)			$ 10.25		$ 10.25
IPO [Member] | Class A Common Stock [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-1 [Line Items]
Number of shares issued (in Shares)		11,500,000
Gross proceeds from initial public offering		$ 115,000,000
Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-1 [Line Items]
Number of shares issued (in Shares)		63,000	63,000		63,000
Gross proceeds from initial public offering		$ 115,000,000
Over-Allotment Option [Member] | Class A Common Stock [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-1 [Line Items]
Number of shares issued (in Shares)		1,500,000
Private Placement [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-1 [Line Items]
Number of shares issued (in Shares)		634,375	634,375		634,375
Sale of stock, price per share (in Dollars per share)		$ 10	$ 10		$ 10
Gross proceeds from private placement		$ 6,343,750	$ 6,343,750		$ 6,343,750